Average Annual Total Returns - FidelitySAITax-FreeBondFund-PRO - FidelitySAITax-FreeBondFund-PRO - Fidelity SAI Tax-Free Bond Fund	Mar. 30, 2024
Fidelity SAI Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.65%
Past 5 years	2.35%
Since Inception	2.61%	[1]
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.65%
Past 5 years	2.32%
Since Inception	2.59%	[1]
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.72%
Past 5 years	2.33%
Since Inception	2.53%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.47%	[1]
LB123
Average Annual Return:
Past 1 year	6.75%
Past 5 years	2.36%
Since Inception	2.59%	[1]

[1]	A From October 2, 2018 .